ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 14.6%
	BIOTECH & PHARMA - 2.2%
1,548	Eli Lilly & Company	$ 1,245,010
2,977	Vertex Pharmaceuticals, Inc.(a)	1,475,759
		2,720,769
	ELECTRIC UTILITIES - 1.1%
18,453	NRG Energy, Inc.	1,387,112

	ENGINEERING & CONSTRUCTION - 1.2%
5,647	Quanta Services, Inc.	1,498,601

	INSURANCE - 1.3%
5,466	Arthur J Gallagher & Company	1,549,556

	INTERNET MEDIA & SERVICES - 3.2%
7,569	Alphabet, Inc., Class C	1,310,572
2,710	Meta Platforms, Inc., Class A	1,286,789
2,138	Netflix, Inc.(a)	1,343,413
		3,940,774
	MEDICAL EQUIPMENT & DEVICES - 1.2%
3,276	Intuitive Surgical, Inc.(a)	1,456,542

	RETAIL - CONSUMER STAPLES - 1.1%
1,647	Costco Wholesale Corporation	1,353,834

	SEMICONDUCTORS - 1.0%
10,794	NVIDIA Corporation	1,263,114

	TECHNOLOGY HARDWARE - 1.1%
4,004	Arista Networks, Inc.(a)	1,387,586

	TECHNOLOGY SERVICES - 1.2%
958	Fair Isaac Corporation(a)	1,532,800

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 14.6% (Continued)
	TOTAL COMMON STOCKS (Cost $14,765,514)	$ 18,090,688

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.2%
	EQUITY - 85.2%
203,249	Communication Services Select Sector SPDR Fund	17,436,732
108	Consumer Discretionary Select Sector SPDR Fund	20,249
40,903	Consumer Staples Select Sector SPDR Fund	3,184,299
195,564	Financial Select Sector SPDR Fund	8,553,969
85,066	Health Care Select Sector SPDR Fund	12,728,426
36,710	Industrial Select Sector SPDR Fund	4,693,741
28,885	Invesco QQQ Trust Series 1	13,606,857
34,386	SPDR S&P 500 ETF Trust	18,940,152
61,223	Technology Select Sector SPDR Fund	13,395,592
1,571	Utilities Select Sector SPDR Fund	114,353
51,769	VanEck Semiconductor ETF	12,786,425
		105,460,795

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,547,732)	105,460,795

	TOTAL INVESTMENTS - 99.8% (Cost $102,313,246)	$ 123,551,483
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	203,022
	NET ASSETS - 100.0%	$ 123,754,505

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.